UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2009 (Unaudited)

    SHARES       COMMON STOCK -- 45.59%                                 VALUE
--------------   -------------------------------------------------   ------------
                 BANKS -- 7.54%
       104,785   American Bancorp of New Jersey (b) ..............   $    895,912
       238,081   Benjamin Franklin Bancorp, Inc. (e) .............      2,035,187
     1,130,734   Provident Bankshares Corp. (b) ..................      6,727,867
       137,378   Republic First Bancorp, Inc. (a)(b)(e) ..........        808,495
       169,572   Unibanco - Uniao de Bancos Brasileiros SA
                    ADR (b) ......................................      8,873,703
                                                                     ------------
                                                                       19,341,164
                                                                     ------------
                 BIOTECHNOLOGY -- 3.83%
        70,280   CV Therapeutics, Inc. (a)(c) ....................      1,124,480
        45,400   Genentech, Inc. (a)(c) ..........................      3,883,970
       975,405   PharmaNet Development Group, Inc. (a)(c) ........      4,818,501
                                                                     ------------
                                                                        9,826,951
                                                                     ------------
                 BROADCASTING, NEWSPAPERS, & ADVERTISING -- 0.15%
       107,545   Live Nation, Inc. (a)(c) ........................        377,483
                                                                     ------------
                 CHEMICALS -- 4.63%
        34,700   CF Industries Holdings, Inc. (c) ................      2,232,251
        77,094   Ciba Holding AG (a) .............................      3,262,433
       861,719   Nova Chemicals Corp. (c) ........................      4,782,540
        62,000   Terra Industries, Inc. (b) ......................      1,598,980
                                                                     ------------
                                                                       11,876,204
                                                                     ------------
                 COAL -- 0.23%
        98,716   Gloucester Coal Ltd. ............................        309,648
       271,367   Whitehaven Coal Ltd. ............................        277,381
                                                                     ------------
                                                                          587,029
                                                                     ------------
                 COMPUTERS & COMPUTER SERVICES -- 0.34%
       375,793   Certicom Corp. (a) ..............................        882,581
                                                                     ------------
                 CONSTRUCTION & ENGINEERING -- 0.73%
       304,631   Lockerbie & Hole, Inc. (a) ......................      1,879,860
                                                                     ------------
                 ELECTRIC UTILITIES -- 1.81%
       204,747   Union Fenosa SA .................................      4,646,899
                                                                     ------------
                 FINANCIAL SERVICES -- 3.46%
     1,128,322   Thinkorswim Group, Inc. (a)(b) ..................      8,879,894
                                                                     ------------
                 FOOD PRODUCTS -- 0.39%
       264,000   Meiji Dairies Corp. .............................      1,006,408
                                                                     ------------
                 HEALTH CARE TECHNOLOGY -- 0.43%
       619,531   Emageon, Inc. (a) ...............................      1,090,374
                                                                     ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2009 (Unaudited)

   SHARES        COMMON STOCK -- 45.59% (CONTINUED)                     VALUE
--------------   -------------------------------------------------   ------------
                 INSURANCE -- 0.02%
         2,409   Tower Group, Inc. ...............................   $     49,116
                                                                     ------------
                 MEDICAL PRODUCTS & SERVICES -- 3.12%
       167,971   Medicult A/S (a) ................................        315,657
       188,411   Wyeth (b)(c) ....................................      7,690,937
                                                                     ------------
                                                                        8,006,594
                                                                     ------------
                 METALS & MINING -- 2.16%
       930,147   Forsys Metals Corp. (a) .........................      4,735,587
       596,346   OZ Minerals Ltd. ................................        240,015
       271,675   PDX Resources, Inc. (a) .........................        552,407
                                                                     ------------
                                                                        5,528,009
                                                                     ------------
                 MISCELLANEOUS BUSINESS SERVICES -- 0.22%
       689,563   Goldleaf Financial Solutions, Inc. (a) ..........        565,442
                                                                     ------------
                 OIL & GAS DRILLING -- 0.06%
        58,964   Scorpion Offshore Ltd. (a) ......................        142,168
                                                                     ------------
                 PETROLEUM EXPLORATION & PRODUCTION -- 3.09%
       112,040   Buru Energy Ltd. (a) ............................         12,526
       157,374   New Standard Energy Ltd. (a) ....................          5,027
       731,652   Pure Energy Resources Ltd. (a) ..................      3,800,097
       696,532   TUSK Energy Corp. (a) ...........................      1,163,769
       683,616   UTS Energy Corp. (a) ............................        915,906
       268,355   Verenex Energy, Inc. (a) ........................      2,017,659
                                                                     ------------
                                                                        7,914,984
                                                                     ------------
                 SEMICONDUCTORS -- 2.21%
       587,484   Hifn, Inc. (a) ..................................      2,297,062
     1,839,361   SiRF Technology Holdings, Inc. (a) ..............      3,366,031
                                                                     ------------
                                                                        5,663,093
                                                                     ------------
                 SOFTWARE -- 5.35%
       167,558   Aladdin Knowledge Systems Ltd. (a) ..............      1,752,657
         2,381   i2 Technologies, Inc. (a)(c) ....................         17,834
       730,844   Interwoven, Inc. (a)(b) .........................     11,744,663
       544,456   Selectica, Inc. (a) .............................        196,004
                                                                     ------------
                                                                       13,711,158
                                                                     ------------
                 TELEPHONES & TELECOMMUNICATIONS -- 3.32%
       243,288   Embarq Corp. (b) ................................      8,507,781
                                                                     ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2009 (Unaudited)

    SHARES       COMMON STOCK -- 45.59% (CONTINUED)                     VALUE
--------------   -------------------------------------------------   ------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 2.50%
       779,064   Centennial Communications Corp. (a)(b) ..........   $  6,411,697
                                                                     ------------

                 TOTAL COMMON STOCK (Cost $119,673,487) ..........   $116,894,889
                                                                     ------------

    SHARES       WARRANTS (a) -- 0.00%                                  VALUE
--------------   -------------------------------------------------   ------------
       308,857   Buru Energy Ltd., Expires 10/10 (Cost $--) ......   $         --
                                                                     ------------

   CONTRACTS     CALL OPTION CONTRACTS (a) -- 0.02%                     VALUE
--------------   -------------------------------------------------   ------------
                 Rohm and Haas Co.,
           123   04/09 at $60 (Cost $59,882) .....................   $     59,655
                                                                     ------------

   CONTRACTS     PUT OPTION CONTRACTS (a) -- 0.14%                      VALUE
--------------   -------------------------------------------------   ------------
                 Advanced Medical Optics, Inc.,
            50   03/09 at $20 ....................................   $        250
           648   04/09 at $15 ....................................          8,100
                 Genentech, Inc.,
           400   06/09 at $80 ....................................        184,000
                 Nova Chemicals Corp.,
         1,190   04/09 at $5 .....................................         44,625
                 PharmaNet Development Group, Inc.,
           121   06/09 at $2.5 ...................................          1,815
                 Rohm and Haas Co.,
           199   03/09 at $50 ....................................        106,465
                 Wyeth,
           198   04/09 at $40 ....................................         20,790
                                                                     ------------

                 TOTAL PUT OPTION CONTRACTS (Cost $486,868) ......   $    366,045
                                                                     ------------

    SHARES       MONEY MARKET FUND (d) -- 56.60%                        VALUE
--------------   -------------------------------------------------   ------------
   145,124,724   State Street Institutional Liquid Reserves Fund,
                 0.734% (Cost $145,124,724) ......................   $145,124,724
                                                                     ------------
                 TOTAL INVESTMENTS AT VALUE -- 102.35%
                 (Cost $265,344,961)+ ............................   $262,445,313
                                                                     ============

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2009 (Unaudited)

As of February 28, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                        UNREALIZED
                           CURRENCY       CURRENCY     APPRECIATION
SETTLEMENT DATE           TO DELIVER     TO RECEIVE   (DEPRECIATION)
--------------------------------------------------------------------
06/12/09 ......   AUD   11,644,619  USD    1,471,167      $ 84,329
06/12/09 ......   CAD   15,035,373  USD   12,044,001       183,367
06/12/09 ......   CHF    3,854,700  USD    3,318,739           197
06/12/09 ......   EUR    3,754,957  USD    4,801,234        34,017
06/12/09 ......   GBP    2,653,000  USD    3,832,880        52,870
06/12/09 ......   JPY    2,170,000  USD       23,189           952
06/12/09 ......   NOK    3,366,792  USD      478,450         2,271
06/12/09 ......   USD    3,322,798  AUD    5,150,000       (55,862)
06/12/09 ......   USD       77,000  EUR       59,801        (1,077)
06/12/09 ......   USD       58,923  NOK      400,000        (2,350)
                                                          --------
                                                          $298,714
                                                          ========

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
USD -- United States Dollar

Percentages are based on net assets of $256,421,628.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the 7-day effective yield as of February 28, 2009.

(e) Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2009, the total market value of these securities was $2,843,682, representing 1.1% of net assets.

ADR  -- American Depositary Receipt
Ltd. -- Limited

Amounts designated as "--" are either $0 or have been rounded to $0.

+    At February 28, 2009, the tax basis cost of the Fund's investments was
$265,344,961, and the unrealized appreciation and depreciation were $2,641,176 and $(5,540,824), respectively.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                         February 28, 2009 (Unaudited)

    SHARES       COMMON STOCK -- 15.68%                                 VALUE
--------------   -------------------------------------------------   -----------
                 BANKS -- 7.11%
       983,285   Banco Itau Holding Financeira SA ADR ............   $ 9,026,557
       137,838   Independent Bank Corp. ..........................     2,020,705
        67,575   Investors Bancorp, Inc. (a) .....................       483,837
       175,007   M&T Bank Corp. ..................................     6,405,256
        19,406   Pennsylvania Commerce Bancorp, Inc. (a) .........       284,298
                                                                     -----------
                                                                      18,220,653
                                                                     -----------
                 CHEMICALS -- 0.98%
        17,402   Rohm and Haas Co. (b) ...........................       906,122
        62,000   Terra Industries, Inc. ..........................     1,598,980
                                                                     -----------
                                                                       2,505,102
                                                                     -----------
                 CONSTRUCTION & ENGINEERING -- 0.08%
        30,316   Aecon Group, Inc. ...............................       217,422
                                                                     -----------
                 FINANCIAL SERVICES -- 1.93%
       416,995   TD Ameritrade Holding Corp. (a) .................     4,949,731
                                                                     -----------
                 FOOD PRODUCTS -- 0.40%
       309,000   Meiji Seika Kaisha Ltd. .........................     1,032,684
                                                                     -----------
                 INSURANCE -- 0.02%
         2,408   Tower Group, Inc. ...............................        49,099
                                                                     -----------
                 INTERNET & CATALOG RETAIL -- 0.15%
        77,697   Ticketmaster Entertainment, Inc. (a) ............       379,938
                                                                     -----------
                 MEDICAL PRODUCTS & SERVICES -- 0.68%
       141,124   Pfizer, Inc. ....................................     1,737,236
                                                                     -----------
                 METALS & MINING -- 0.08%
        24,008   Detour Gold Corp. ...............................       201,131
                                                                     -----------
                 SEMICONDUCTORS -- 1.49%
     1,347,788   CSR Plc (a) .....................................     3,822,940
                                                                     -----------
                 TELEPHONES & TELECOMMUNICATIONS -- 2.76%
       269,105   CenturyTel, Inc. (b) ............................     7,085,535
                                                                     -----------
                 TOTAL SECURITIES SOLD SHORT -- 15.68%
                 (Proceeds $44,443,887)+ .........................   $40,201,471
                                                                     ===========

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                         February 28, 2009 (Unaudited)

As of February 28, 2009, the Fund had short equity swap contracts outstanding as follows:

                                                                      UNREALIZED
   SHARES                                                            DEPRECIATION
--------------                                                       -----------
        45,000   Detour Gold Corp., Equity Swap
                    (Cost $335,189, Market Value $376,995)
                    Terminating 02/02/10-05/11/10 ................   $   (41,806)
                                                                     ===========

Percentages are based on net assets of $256,421,628.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

ADR  -- American Depositary Receipt
Ltd. -- Limited

+    At February 28, 2009, the tax basis proceeds of the Fund's securities sold short was $44,443,887 and the unrealized appreciation and depreciation were $4,493,645 and $(251,229), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2009 (Unaudited)

   CONTRACTS     WRITTEN CALL OPTIONS (a) -- 0.34%                      VALUE
--------------   -------------------------------------------------   -----------
                 Advanced Medical Optics, Inc.,
            50   03/09 at $22.5 ..................................   $        --
           710   04/09 at $22.5 ..................................         5,325
                 CenturyTel, Inc.,
           643   03/09 at $25 ....................................       110,917
                 CF Industries Holdings, Inc.,
            99   03/09 at $60 ....................................        61,380
           397   03/09 at $65 ....................................       125,055
           248   03/09 at $70 ....................................        31,000
                 CV Therapeutics, Inc.,
           574   03/09 at $15 ....................................        66,010
            20   03/09 at $17.5 ..................................           200
                 Genentech, Inc.,
           429   03/09 at $85 ....................................       137,280
           149   03/09 at $90 ....................................        16,762
                 i2 Technologies, Inc.,
            47   03/09 at $5 .....................................        11,280
            10   03/09 at $7.5 ...................................           450
                 Investors Bancorp, Inc.,
            47   03/09 at $10 ....................................           705
                 Live Nation, Inc.,
           591   03/09 at $5 .....................................        11,820
           398   04/09 at $5 .....................................         7,960
                 M&T Bank Corp.,
            99   03/09 at $35 ....................................        39,600
            50   03/09 at $45 ....................................         2,500
            50   03/09 at $50 ....................................           625
            99   03/09 at $30 ....................................        75,735
            99   03/09 at $40 ....................................        16,583
                 Pfizer, Inc.,
            24   03/09 at $15 ....................................            60
           247   03/09 at $14 ....................................         1,976
            50   03/09 at $16 ....................................           100
            49   03/09 at $12.5 ..................................         2,083
                 PharmaNet Development Group, Inc.,
           121   06/09 at $5 .....................................           605
                 Rohm and Haas Co.,
           273   03/09 at $60 ....................................        68,250
            59   04/09 at $55 ....................................        41,300
                 TD Ameritrade Holding Corp.,
           130   03/09 at $16 ....................................        27,300
           298   03/09 at $12.5 ..................................        14,155

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2009 (Unaudited)

   CONTRACTS     WRITTEN CALL OPTIONS (a) -- 0.34% (CONTINUED)          VALUE
--------------   -------------------------------------------------   -----------
                 Wyeth,
           248   03/09 at $45 ....................................   $     2,480
           222   03/09 at $42.5 ..................................         3,885
                                                                     -----------
                 TOTAL WRITTEN CALL OPTIONS
                 (Premiums Received $945,157) ....................   $   883,381
                                                                     -----------

  CONTRACTS      WRITTEN PUT OPTIONS (a) -- 0.28%                       VALUE
--------------   -------------------------------------------------   -----------
                 CF Industries Holdings, Inc.,
           123   03/09 at $55 ....................................   $     8,610
                 CV Therapeutics, Inc.,
           602   03/09 at $15 ....................................         9,030
                 Genentech, Inc.,
           400   06/09 at $60 ....................................        25,000
                 M&T Bank Corp.,
            50   03/09 at $30 ....................................         5,875
                 Nova Chemicals Corp.,
         1,446   03/09 at $5 .....................................        10,845
                 Rohm and Haas Co.,
           200   03/09 at $40 ....................................        54,500
           278   03/09 at $60 ....................................       294,680
           128   04/09 at $35 ....................................        40,960
           448   04/09 at $40 ....................................       212,800
                 Ticketmaster Entertainment, Inc.,
           776   03/09 at $5 .....................................        42,680
                 Wyeth,
           198   03/09 at $40 ....................................        10,395
                                                                     -----------
                 TOTAL WRITTEN PUT OPTIONS
                 (Premiums Received $632,192) ....................   $   715,375
                                                                     -----------
                 TOTAL OPEN OPTIONS WRITTEN -- 0.62%
                 (Premiums Received $1,577,349) ..................   $ 1,598,756
                                                                     ===========

Percentages are based on net assets of $256,421,628.

(a)  Non-income producing security.

Amounts designated as "--" are either $0 or have been rounded to $0.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at February 28, 2009:

                                       LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
                                    ------------   -------   ----------   ------------
Investments in securities           $259,601,631     $--     $2,843,682   $262,445,313
Investments in securities sold
   short                              40,201,471      --             --     40,201,471
Open options written                   1,598,756      --             --      1,598,756
Other financial instruments*             256,908      --             --        256,908
                                    ------------     ---     ----------   ------------
TOTAL                               $301,658,766     $--     $2,843,682   $304,502,448
                                    ============     ===     ==========   ============


* Other financial instruments are derivative instruments which include equity swap contracts and forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       INVESTMENTS IN
                                                         SECURITIES
                                                       --------------
Beginning Balance as of 5/31/08                          $       --
Realized gain/(loss)                                             --
Change in unrealized appreciation/(depreciation)                 --
Net purchase/sales                                               --
Net transfers in and/or out of Level 3                    2,843,682
                                                         ----------
ENDING BALANCE AS OF 2/28/09                             $2,843,682
                                                         ==========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Arbitrage Funds


By (Signature and Title)*                  /s/ John S. Orrico
                                           --------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: April 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John S. Orrico
                                           --------------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: April 28, 2009

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           --------------------------------
                                           Eric Kleinschmidt
                                           Chief Financial Officer

Date: April 28, 2009

* Print the name and title of each signing officer under his or her signature.